LOANS FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Varian Biopharmaceuticals [Member]
LOANS FROM RELATED PARTIES

NOTE 6 – LOANS FROM RELATED PARTIES

During 2021 and 2020 the Company received proceeds from loans payable to two investors in the aggregate amount of $526,511 and $21,396, respectively. The loans do not bear interest and each is repayable on the second anniversary of the specific loan.

As of December 31, 2021, the balance of loans payable was $547,907.